Subsequent Events (Details) - Subsequent Event [Member] - USD ($)	Mar. 19, 2024	Mar. 13, 2024
Subsequent Events [Line Items]
Company’s trust account	$ 6,145,817	$ 22,037.64
Deposit	$ 22,037.64